Investment in associated companies - Statement of Operations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2017	Mar. 10, 2015
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	50.00%	50.00%	50.00%	50.00%
Share in results from associated companies (net of tax)	$ (90)
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Operating revenues	426
Net operating income	100
Net income	(127)
Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Operating revenues	232
Net operating income	124
Net income	88
Net income/(loss) allocated to ownership interests	$ 44
Ownership interest (as percent)	50.00%
Share in results from associated companies (net of tax)	$ 24
Amortization of basis differences	(20)
Total basis difference	(20)
SeaMex
Schedule of Equity Method Investments [Line Items]
Operating revenues	118
Net operating income	40
Net income	4
Net income/(loss) allocated to ownership interests	$ 2
Ownership interest (as percent)	50.00%		50.00%			50.00%
Share in results from associated companies (net of tax)	$ (12)
Amortization of basis differences	(14)
Total basis difference	(14)
Archer
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)					15.70%
Share in results from associated companies (net of tax)	$ 0
Seabras Sapura Participacoes
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	50.00%		50.00%
Direct Ownership Interest | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Net income/(loss) allocated to ownership interests	$ (59)
Share in results from associated companies (net of tax)	(82)
Amortization of basis differences	(23)
Subordinated Units | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Net income/(loss) allocated to ownership interests	$ (15)
Ownership interest (as percent)	18.00%
Share in results from associated companies (net of tax)	$ (20)
Amortization of basis differences	$ (5)
Predecessor
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)		$ 149	$ 174	$ 283
Predecessor | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Operating revenues		612	1,128	1,600
Net operating income		257	464	818
Net income		201	235	546
Predecessor | Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Operating revenues		241	487	389
Net operating income		125	244	201
Net income		92	$ 160	124
Ownership interest (as percent)			50.00%
Share in results from associated companies (net of tax)		46	$ 80	62
Predecessor | SeaMex
Schedule of Equity Method Investments [Line Items]
Operating revenues		121	239	280
Net operating income		40	80	119
Net income		7	$ 0	40
Ownership interest (as percent)			50.00%
Share in results from associated companies (net of tax)		4	$ 0	20
Predecessor | Archer
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)		0	(10)	(59)
Predecessor | Direct Ownership Interest | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Net income/(loss) allocated to ownership interests		77	93	254
Share in results from associated companies (net of tax)		77	82	216
Amortization of basis differences			(11)	(38)
Predecessor | Subordinated Units | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Net income/(loss) allocated to ownership interests		22	24	49
Share in results from associated companies (net of tax)		$ 22	22	44
Amortization of basis differences			$ (2)	$ (5)